TAXES OTHER THAN INCOME TAX	12 Months Ended
Dec. 31, 2020
TAXES OTHER THAN INCOME TAX
TAXES OTHER THAN INCOME TAX

7.    TAXES OTHER THAN INCOME TAX

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Consumption tax (i)	203,653	204,388	197,542
City construction tax (ii)	18,406	16,387	15,699
Education surcharge	13,308	12,111	11,670
Resources tax	6,021	5,883	4,572
Others	7,199	5,748	5,464
	248,587	244,517	234,947

Notes:

(i)	Consumption tax was levied based on sales quantities of taxable products, tax rate of products is presented as below:

Effective from
January 13, 2015
Products	RMB/Ton
Gasoline	2,109.76
Diesel	1,411.20
Naphtha	2,105.20
Solvent oil	1,948.64
Lubricant oil	1,711.52
Fuel oil	1,218.00
Jet fuel oil	1,495.20
(ii)	City construction tax is levied on an entity based on its total paid amount of value-added tax and consumption tax.